SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Accounts Receivable Allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 2,601	$ 2,424	$ 2,845
Additions Charged to Costs and Expenses	39,481	38,963	28,102
Deductions	(37,642)	(38,786)	(28,523)
Ending Balance	$ 4,440	$ 2,601	$ 2,424